Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 128,114	$ 133,311	[1]	$ 140,940
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,451	33,288
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,984	1,891
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	13,175	12,614
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	18,647	18,796
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	25,257	21,969
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,539	4,715
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,101	1,139
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,277	2,222
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	13,500	15,910
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	6,691	7,701
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,095	2,758
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 4,397	$ 10,308

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.